Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Components of accrued expenses and other current liabilities are as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Accrued bonus	828,678	-	-
Accrued commission	222,126	112,696	14,371
Accrued employee benefits	-	12,000	1,530
Accrued legal and professional fee	3,768,987	2,462,243	313,982
Accrued network and data services	71,839	56,218	7,169
Accrued others	105,709	241,693	30,820
Total accrued expenses and other payables	4,997,339	2,884,850	367,872